Short-Term Investments (Tables)	12 Months Ended
Mar. 31, 2026
Short-Term Investments [Abstract]
Schedule of Short-term Investments

As at	March 31, 2026	March 31, 2025
Bonds, defaulted and measured at fair value	$322	$316
Money market instruments	24	4,762
	$346	$5,078